Statement of Shareholders' Equity (USD $) In Thousands	Total	Common shares [Member]	Restricted shares [Member]	Treasury shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2009	$ 1,015,546	$ 1,082,950	$ (3,928)	$ 0	$ 2,118	$ (214,898)	$ (80,710)	$ 230,014
Net income (loss)	82,169					74,105		8,064
Dividends	(52,185)					(48,179)		(4,006)
Restricted shares purchased	(1,241)		(1,241)
Restricted share expense	1,977				1,977
Common shares issued, net of issue costs and income tax	551,552	551,552
Common shares issued on exchange of participating preferred shares	0	237,141						(237,141)
Common shares issued on exercise of stock options	4,261	6,643			(2,382)
Common shares acquired by U.S. long-term incentive plan	(2,153)			(2,153)
Deferred compensation obligation	2,153			2,153
Stock options and warrants assumed on acquisition	4,950				4,950
Stock based compensation	429				429
Repurchase of common shares	0
Foreign currency translation adjustment	37,012						34,065	2,947
Derivatives designated as cash flow hedges, net of income tax	2,211						2,084	127
Settlement of derivatives designated as cash flow hedges, net of income tax	(86)						(81)	(5)
Balance at Dec. 31, 2010	1,646,595	1,878,286	(5,169)	0	7,092	(188,972)	(44,642)	0
Net income (loss)	(196,136)					(196,136)
Dividends	(60,646)					(60,646)
Restricted shares purchased	(4,226)		(4,226)
Restricted share expense	2,107				2,107
Vesting of restricted shares	0		4,042		(4,042)
Common shares issued, net of issue costs and income tax	0	0
Common shares issued on exercise of stock options	2,385	3,500			(1,115)
Common shares issued on exercise of warrants	(503)	750			(1,253)
Common shares acquired by U.S. long-term incentive plan	(3,188)			(3,188)
Deferred compensation obligation	3,188			3,188
Repurchase of common shares	(79,326)	(58,305)				(21,021)
Foreign currency translation adjustment	(12,520)						(12,520)
Derivatives designated as cash flow hedges, net of income tax	(5,790)						(5,790)
Settlement of derivatives designated as cash flow hedges, net of income tax	1,201						1,201
Balance at Dec. 31, 2011	$ 1,293,141	$ 1,824,231	$ (5,353)	$ 0	$ 2,789	$ (466,775)	$ (61,751)